Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129672
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	Investor Class
Trading Symbol	TRHRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2040 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,408	9,394	9,398
2015	9,642	9,895	9,720
2016	9,036	9,142	9,085
2016	9,730	10,022	9,821
2016	10,129	10,468	10,190
2016	10,086	10,717	10,208
2017	10,729	11,546	10,843
2017	11,234	11,795	11,223
2017	11,603	12,150	11,531
2017	12,126	13,104	12,227
2018	12,311	13,419	12,397
2018	12,292	13,572	12,477
2018	12,591	14,610	12,913
2018	12,022	13,828	12,241
2019	12,463	14,096	12,567
2019	12,443	13,911	12,408
2019	13,036	14,801	12,936
2019	13,609	15,970	13,746
2020	13,213	15,069	13,032
2020	13,193	15,505	13,003
2020	14,740	17,975	14,506
2020	15,648	19,008	15,385
2021	16,693	20,393	16,383
2021	17,776	22,314	17,645
2021	18,435	23,914	18,264
2021	18,074	24,014	17,985
2022	17,268	22,900	17,484
2022	16,134	21,492	16,575
2022	15,375	20,738	15,773
2022	15,804	21,420	16,270
2023	15,751	21,051	16,377
2023	16,090	21,929	16,677
2023	16,932	23,798	17,575
2023	17,072	24,121	17,739
2024	18,511	27,072	19,226
2024	19,112	27,978	19,825
2024	20,086	30,020	20,992
2024	20,664	32,439	21,554
2025	20,580	31,819	21,538
2025	20,791	31,648	21,980

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2040 Fund (Investor Class)	8.79%	9.52%	7.59%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	8.19

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,258,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,113,000
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,258 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	51.6%
International Equity Funds	22.0
Domestic Bond Funds	16.3
International Bond Funds	6.1
Short-Term and Other	4.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	11.8%
T. Rowe Price Growth Stock Fund	11.3
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price New Income Fund	7.5
T. Rowe Price International Value Equity Fund	6.8
T. Rowe Price Equity Index 500 Fund	6.4
T. Rowe Price Overseas Stock Fund	5.9
T. Rowe Price International Stock Fund	5.1
T. Rowe Price Real Assets Fund	5.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129673
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	Advisor Class
Trading Symbol	PAHHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Advisor Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2040 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,407	9,394	9,398
2015	9,632	9,895	9,720
2016	9,017	9,142	9,085
2016	9,712	10,022	9,821
2016	10,103	10,468	10,190
2016	10,051	10,717	10,208
2017	10,675	11,546	10,843
2017	11,179	11,795	11,223
2017	11,539	12,150	11,531
2017	12,043	13,104	12,227
2018	12,218	13,419	12,397
2018	12,200	13,572	12,477
2018	12,488	14,610	12,913
2018	11,920	13,828	12,241
2019	12,338	14,096	12,567
2019	12,309	13,911	12,408
2019	12,888	14,801	12,936
2019	13,457	15,970	13,746
2020	13,056	15,069	13,032
2020	13,025	15,505	13,003
2020	14,550	17,975	14,506
2020	15,430	19,008	15,385
2021	16,456	20,393	16,383
2021	17,508	22,314	17,645
2021	18,140	23,914	18,264
2021	17,782	24,014	17,985
2022	16,970	22,900	17,484
2022	15,849	21,492	16,575
2022	15,087	20,738	15,773
2022	15,511	21,420	16,270
2023	15,453	21,051	16,377
2023	15,775	21,929	16,677
2023	16,582	23,798	17,575
2023	16,709	24,121	17,739
2024	18,102	27,072	19,226
2024	18,694	27,978	19,825
2024	19,628	30,020	20,992
2024	20,172	32,439	21,554
2025	20,086	31,819	21,538
2025	20,269	31,648	21,980

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2040 Fund (Advisor Class)	8.43%	9.25%	7.32%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	8.19

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,258,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,113,000
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,258 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	51.6%
International Equity Funds	22.0
Domestic Bond Funds	16.3
International Bond Funds	6.1
Short-Term and Other	4.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	11.8%
T. Rowe Price Growth Stock Fund	11.3
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price New Income Fund	7.5
T. Rowe Price International Value Equity Fund	6.8
T. Rowe Price Equity Index 500 Fund	6.4
T. Rowe Price Overseas Stock Fund	5.9
T. Rowe Price International Stock Fund	5.1
T. Rowe Price Real Assets Fund	5.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169047
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	I Class
Trading Symbol	TRXRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - I Class	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2040 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	498,086	496,422	497,642
5/31/16	536,842	544,231	537,979
8/31/16	558,852	568,440	558,166
11/30/16	556,459	581,943	559,131
2/28/17	591,415	626,947	593,929
5/31/17	620,265	640,512	614,743
8/31/17	640,658	659,747	631,628
11/30/17	669,508	711,555	669,770
2/28/18	679,712	728,662	679,055
5/31/18	679,197	736,982	683,462
8/31/18	696,215	793,335	707,311
11/30/18	664,757	750,879	670,513
2/28/19	689,234	765,454	688,359
5/31/19	688,142	755,379	679,670
8/31/19	721,456	803,727	708,575
11/30/19	753,679	867,195	752,948
2/29/20	731,765	818,289	713,862
5/31/20	731,193	841,972	712,252
8/31/20	817,451	976,058	794,563
11/30/20	867,721	1,032,167	842,715
2/28/21	926,203	1,107,368	897,398
5/31/21	986,850	1,211,696	966,538
8/31/21	1,023,946	1,298,577	1,000,417
11/30/21	1,004,515	1,304,032	985,134
2/28/22	959,927	1,243,505	957,693
5/31/22	896,951	1,167,058	907,903
8/31/22	855,375	1,126,100	863,971
11/30/22	879,832	1,163,163	891,218
2/28/23	877,434	1,143,118	897,051
5/31/23	896,325	1,190,804	913,498
8/31/23	943,225	1,292,283	962,719
11/30/23	952,345	1,309,822	971,660
2/29/24	1,032,259	1,470,073	1,053,118
5/31/24	1,067,183	1,519,264	1,085,925
8/31/24	1,121,583	1,630,142	1,149,841
11/30/24	1,153,820	1,761,518	1,180,645
2/28/25	1,150,175	1,727,827	1,179,754
5/31/25	1,161,989	1,718,566	1,203,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2040 Fund (I Class)	8.88%	9.71%	9.54%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	9.96

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,258,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,113,000
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,258 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	51.6%
International Equity Funds	22.0
Domestic Bond Funds	16.3
International Bond Funds	6.1
Short-Term and Other	4.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	11.8%
T. Rowe Price Growth Stock Fund	11.3
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price New Income Fund	7.5
T. Rowe Price International Value Equity Fund	6.8
T. Rowe Price Equity Index 500 Fund	6.4
T. Rowe Price Overseas Stock Fund	5.9
T. Rowe Price International Stock Fund	5.1
T. Rowe Price Real Assets Fund	5.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless